SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) shares in Thousands, $ in Thousands, $ in Thousands		9 Months Ended			12 Months Ended
		Sep. 30, 2022 USD ($) shares		Sep. 30, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CAD ($) shares
Opening balance, shares		33,763		33,763	32,339		32,339
Opening balance | $		$ 138,961			$ 136,199
Shares issued on exercise of stock options, shares					15		15
Shares issued on exercise of stock options | $					$ 54
Shares issued on exercise of RSUs and DSUs, shares		162		162	281		281
Shares issued on exercise of RSUs and DSUs | $		$ 282			$ 970
Value of shares issued in asset acquisition, shares	[1]	1,330		1,330	232		232
Value of shares issued in asset acquisition | $	[1]	$ 450			$ 305
Shares issued to settle interest on convertible debentures, shares	[2]	1,388		1,388	896		896
Shares issued to settle interest on convertible debentures		$ 694	[2]	$ 888	$ 1,433	[2]	$ 1,791
Ending balance, shares		36,643		36,643	33,763		33,763
Ending balance | $		$ 140,387			$ 138,961

[1]	In accordance with the Globex Agreement (Note 5), the Company issued 232,240 common shares (valued at C$385 or $305) on September 22, 2021 and 1,329,787 common shares (valued at C$598 or $450) on September 20, 2022.
[2]	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.